NAA ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 79.1%
	Communications - 9.3%
7,316	Alphabet, Inc., Class A	$2,289,908
15,334	Alphabet, Inc., Class C	4,811,808
84,192	AT&T, Inc.	2,091,330
320	Booking Holdings, Inc.	1,713,706
5,363	Meta Platforms, Inc., Class A	3,540,063
6,736	T-Mobile US, Inc.	1,367,677
21,659	Uber Technologies, Inc.(a)	1,769,757
		17,584,249
	Consumer Discretionary - 7.3%
24,650	Amazon.com, Inc.(a)	5,689,712
14,090	Chipotle Mexican Grill, Inc.(a)	521,330
3,148	DR Horton, Inc.	453,406
10,417	General Motors Company	847,110
2,496	Hilton Worldwide Holdings, Inc.	716,976
2,630	Lennar Corporation, Class A	270,364
1,105	Lululemon Athletica, Inc.(a)	229,630
2,373	Marriott International Inc, Class A	736,200
9,993	O’Reilly Automotive, Inc.(a)	911,462
2,284	PulteGroup, Inc.	267,822
7,271	Tesla, Inc.(a)	3,269,915
		13,913,927
	Consumer Staples - 3.8%
24,545	Coca-Cola Company (The)	1,715,940
16,371	Keurig Dr Pepper, Inc.	458,552
11,494	PepsiCo, Inc.	1,649,619
11,767	Procter & Gamble Company (The)	1,686,329
15,133	Walmart, Inc.	1,685,968
		7,196,408
	Energy - 2.3%
12,116	Baker Hughes Company	551,763
2,225	Diamondback Energy, Inc.	334,484
14,887	Exxon Mobil Corporation	1,791,502
1,251	First Solar, Inc.(a)	326,799
4,972	Phillips 66	641,587

NAA ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 79.1% (Continued)
	Energy - 2.3% (Continued)
17,302	SLB Ltd.	$664,050
		4,310,185
	Financials - 8.7%
2,938	Allstate Corporation (The)	611,545
4,595	American Express Company	1,699,920
2,862	Arthur J. Gallagher & Company	740,657
31,997	Bank of America Corporation	1,759,835
4,686	Berkshire Hathaway, Inc., Class B(a)	2,355,418
4,109	Chubb Ltd.	1,282,501
15,487	Citigroup, Inc.	1,807,178
1,985	Goldman Sachs Group, Inc. (The)	1,744,815
3,050	Hartford Insurance Group, Inc. (The)	420,290
7,115	JPMorgan Chase & Company	2,292,595
9,883	Morgan Stanley	1,754,529
		16,469,283
	Health Care - 7.0%
5,247	Amgen, Inc.	1,717,396
2,207	Cooper Companies, Inc. (The)(a)	180,886
1,684	Eli Lilly & Company	1,809,761
14,223	Gilead Sciences, Inc.	1,745,731
932	IDEXX Laboratories, Inc.(a)	630,526
832	Insulet Corporation(a)	236,488
17,450	Merck & Company, Inc.	1,836,787
3,968	Stryker Corporation	1,394,632
5,231	UnitedHealth Group, Inc.	1,726,805
2,875	Vertex Pharmaceuticals, Inc.(a)	1,303,410
4,890	Zoetis, Inc.	615,260
		13,197,682
	Industrials - 6.2%
13,516	Amphenol Corporation, Class A	1,826,552
3,093	Caterpillar, Inc.	1,771,887
3,903	Cintas Corporation	734,037
7,305	Delta Air Lines, Inc.	506,967
12,898	Fastenal Company	517,597

NAA ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 79.1% (Continued)
	Industrials - 6.2% (Continued)
5,948	General Electric Company	$1,832,163
7,030	Honeywell International, Inc.	1,371,483
446	Huntington Ingalls Industries, Inc.	151,671
1,472	Parker-Hannifin Corporation	1,293,829
2,298	Republic Services, Inc.	487,015
5,622	Southwest Airlines Company	232,357
741	United Rentals, Inc.	599,706
479	WW Grainger, Inc.	483,335
		11,808,599
	Materials - 1.7%
2,867	Ecolab, Inc.	752,645
11,949	Newmont Corporation	1,193,108
2,632	Sherwin-Williams Company (The)	852,846
1,568	Vulcan Materials Company	447,225
		3,245,824
	Real Estate - 1.7%
5,473	American Tower Corporation, Class A	960,895
3,339	CBRE Group, Inc., Class A(a)	536,878
6,999	Host Hotels & Resorts, Inc.	124,092
3,700	Iron Mountain, Inc.	306,915
10,600	Realty Income Corporation	597,522
3,740	Simon Property Group, Inc.	692,311
		3,218,613
	Technology - 29.1%
37,994	Apple, Inc.	10,329,049
4,585	Automatic Data Processing, Inc.	1,179,400
11,207	Broadcom, Inc.	3,878,744
22,874	Cisco Systems, Inc.	1,761,984
3,209	Crowdstrike Holdings, Inc., Class A(a)	1,504,251
275	Fair Isaac Corporation(a)	464,921
765	Gartner, Inc.(a)	192,994
2,596	Intuit, Inc.	1,719,642
807	Jack Henry & Associates, Inc.	147,261
3,085	Mastercard, Inc., Class A	1,761,164

NAA ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 79.1% (Continued)
	Technology - 29.1% (Continued)
7,696	Micron Technology, Inc.	$2,196,515
18,977	Microsoft Corporation	9,177,658
60,060	NVIDIA Corporation	11,201,191
9,797	Oracle Corporation	1,909,533
8,441	Palo Alto Networks, Inc.(a)	1,554,832
554	Paycom Software, Inc.	88,285
11,011	PayPal Holdings, Inc.	642,822
9,989	QUALCOMM, Inc.	1,708,618
3,347	S&P Global, Inc.	1,749,109
6,665	Salesforce, Inc.	1,765,625
500	Tyler Technologies, Inc.(a)	226,975
		55,160,573
	Utilities - 2.0%
2,162	American Water Works Company, Inc.	282,141
3,825	Constellation Energy Corporation	1,351,257
8,909	Duke Energy Corporation	1,044,224
11,669	Exelon Corporation	508,652
6,105	FirstEnergy Corporation	273,321
8,496	PPL Corporation	297,530
		3,757,125

	TOTAL COMMON STOCKS (Cost $121,266,579)	149,862,468

	EXCHANGE-TRADED FUNDS — 2.5%
	Equity - 0.3%
764	SPDR S&P 500 ETF	520,987

	Fixed Income - 2.2%
51,707	iShares iBoxx $ High Yield Corporate Bond ETF	4,169,135

	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,682,717)	4,690,122

NAA ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 0.5%
	REAL ESTATE — 0.5%
1,000,000	Marriott Vacations Worldwide Corp	4.7500	01/15/28	$985,029
	TOTAL CONVERTIBLE BONDS (Cost $977,806)

	CORPORATE BONDS — 17.4%
	COMMUNICATIONS — 2.1%
1,000,000	Boyd Gaming Corporation	4.7500	12/01/27	998,716
1,000,000	CCO Holdings, LLC / CCO Holdings (b)	4.5000	06/01/33	875,359
1,000,000	Nexstar Broadcasting, Inc. (b)	4.7500	11/01/28	992,850
1,000,000	Telecom Italia Capital S.A.	7.2000	07/18/36	1,084,456
				3,951,381
	CONSUMER DISCRETIONARY — 3.7%
1,000,000	Builders FirstSource, Inc.(b)	6.3750	03/01/34	1,034,293
1,000,000	Caesars Entertainment, Inc.(b)	7.0000	02/15/30	1,035,658
1,000,000	Light & Wonder International, Inc.(b)	7.2500	11/15/29	1,027,066
1,000,000	Nissan Motor Acceptance Company, LLC(b)	2.7500	03/09/28	950,162
1,000,000	Papa John’s International, Inc.(b)	3.8750	09/15/29	948,450
1,000,000	Six Flags Entertainment Corporation(b)	7.2500	05/15/31	959,517
1,000,000	Thor Industries, Inc.(b)	4.0000	10/15/29	963,388
				6,918,534
	CONSUMER STAPLES — 1.0%
1,000,000	Lamb Weston Holdings, Inc.(b)	4.3750	01/31/32	952,665
1,000,000	Performance Food Group Inc.(b)	6.1250	09/15/32	1,030,926
				1,983,591
	ENERGY — 2.6%
1,000,000	California Resources Corporation(b)	8.2500	06/15/29	1,045,981
1,000,000	Matador Resources Company(b)	6.8750	04/15/28	1,022,280
1,000,000	Occidental Petroleum Corporation Series B	3.2000	08/15/26	991,703
1,000,000	Valaris Ltd. (b)	8.3750	04/30/30	1,040,373
1,000,000	Valvoline, Inc.(b)	3.6250	06/15/31	918,758
				5,019,095

NAA ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 17.4% (Continued)
	FINANCIALS — 0.6%
1,000,000	Starwood Property Trust, Inc.(b)	7.2500	04/01/29	$1,056,103

	HEALTH CARE — 1.6%
1,000,000	Encompass Health Corporation	4.6250	04/01/31	979,349
1,000,000	Perrigo Finance Unlimited Company	6.1250	09/30/32	974,255
1,000,000	TELEFLEX INC Series B(b)	4.2500	06/01/28	986,535
				2,940,139
	INDUSTRIALS — 2.1%
1,000,000	Aramark Services, Inc.(b)	5.0000	02/01/28	999,863
1,000,000	Atkore, Inc. (b)	4.2500	06/01/31	959,917
1,000,000	Chart Industries, Inc.(b)	9.5000	01/01/31	1,061,467
1,000,000	Dycom Industries, Inc.(b)	4.5000	04/15/29	987,799
				4,009,046
	MATERIALS — 0.5%
1,000,000	Advanced Drainage Systems, Inc.(b)	6.3750	06/15/30	1,022,551

	REAL ESTATE — 1.0%
1,000,000	Iron Mountain Information Management Services, Inc.(b)	5.0000	07/15/32	954,665
1,000,000	SBA Communications Corp.	3.8750	02/15/27	992,503
				1,947,168
	TECHNOLOGY — 1.1%
1,000,000	OPEN TEXT HLDGS INC SR GLBL 144A 30(b)	4.1250	02/15/30	955,821
1,000,000	Sealed Air Corporation(b)	6.8750	07/15/33	1,053,214
				2,009,035
	UTILITES — 1.1%
1,000,000	NRG Energy, Inc. (b)	6.2500	11/01/34	1,026,901
1,000,000	Vistra Operations Company, LLC (b)	7.7500	10/15/31	1,059,177
				2,086,078
	TOTAL CORPORATE BONDS (Cost $32,292,371)			32,942,721

	TOTAL INVESTMENTS - 99.5% (Cost $159,219,473)			$188,480,340
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%			1,020,516
	NET ASSETS - 100.0%			$189,500,856

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025 the total market value of 144A securities is 26,921,739 or 14.2% of net assets.